SHARE CAPITAL (Schedule of Stock Options Outstanding by Exercise Price Range) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding end of year	2,361,333	[1]	2,073,584	[1]
Weighted average remaining contractual term	4 years 9 months 26 days	[1]	5 years 1 month 17 days	[1]
Options exercisable at end of year	1,255,494	[1]	1,035,790	[1]
Weighted average remaining contractual term	3 years 7 months 24 days	[1]	3 years 11 months 9 days	[1]
Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 0.00	[1]	$ 0	[1]
Maximum exercise price	$ 9.99	[1]	$ 9.99	[1]
Options outstanding end of year	933,862	[1]	1,019,426	[1]
Weighted average remaining contractual term	3 years 15 days	[1]	4 years 2 months 19 days	[1]
Weighted average exercise price	$ 8.66	[1]	$ 8.7	[1]
Options exercisable at end of year	915,814	[1]	917,516	[1]
Weighted average remaining contractual term	3 years 11 days	[1]	4 years 2 months 1 day	[1]
Weighted average exercise price	$ 8.65		$ 8.70
Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 10.00	[1]	$ 10.00	[1]
Maximum exercise price	$ 14.99	[1]	$ 14.99	[1]
Options outstanding end of year	1,427,471	[1]	1,023,648	[1]
Weighted average remaining contractual term	5 years 11 months 27 days	[1]	6 years 2 months 5 days	[1]
Weighted average exercise price	$ 10.51	[1]	$ 10.50	[1]
Options exercisable at end of year	339,680	[1]	87,764	[1]
Weighted average remaining contractual term	5 years 3 months 26 days	[1]	2 years 9 months 18 days	[1]
Weighted average exercise price	$ 10.38		$ 12.50
Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 15.00	[1]	$ 15.00	[1]
Options outstanding end of year		[1]	30,510	[1]
Weighted average remaining contractual term		[1]	2 months 19 days	[1]
Weighted average exercise price		[1]	$ 74.10	[1]
Options exercisable at end of year		[1]	30,510	[1]
Weighted average remaining contractual term		[1]	2 months 19 days	[1]
Weighted average exercise price			$ 74.10

[1]	Adjusted to reflect reverse split and share dividend (see Note 19)